Schedule of Investments(a)
May 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.44%
Apartments–14.86%
AvalonBay Communities, Inc.	412,417	$85,345,574
Camden Property Trust	268,788	33,700,639
Equity Residential	480,669	37,227,814
Mid-America Apartment Communities, Inc.	325,298	52,275,389
UDR, Inc.	1,934,726	92,150,999
		300,700,415
Data Centers–12.46%
CoreSite Realty Corp.	96,486	11,698,928
CyrusOne, Inc.	374,684	27,632,945
Digital Realty Trust, Inc.	458,373	69,471,012
Equinix, Inc.	176,121	129,751,863
QTS Realty Trust, Inc., Class A(b)	214,740	13,610,221
		252,164,969
Diversified–1.46%
BGP Holdings PLC(c)(d)	3,547,941	4
Exeter Industrial Value Fund L.P.(c)(d)(e)	4,185,000	280,270
JBG SMITH Properties	566,336	18,241,683
Vornado Realty Trust	233,298	11,030,329
		29,552,286
Free Standing–2.37%
Essential Properties Realty Trust, Inc.	537,312	13,755,187
National Retail Properties, Inc.	253,923	11,769,331
NETSTREIT Corp.	296,010	6,606,943
Realty Income Corp.	232,507	15,903,479
		48,034,940
Health Care–8.14%
Omega Healthcare Investors, Inc.	1,010,021	36,986,969
Ventas, Inc.	796,424	44,161,711
Welltower, Inc.	1,115,874	83,433,899
		164,582,579
Industrial–12.68%
Duke Realty Corp.	1,509,248	70,119,662
Prologis, Inc.	1,133,620	133,585,781
Rexford Industrial Realty, Inc.(b)	954,742	52,730,401
		256,435,844
Infrastructure REITs–13.71%
American Tower Corp.	568,883	145,326,853
Crown Castle International Corp.	527,806	100,019,237
SBA Communications Corp., Class A	107,637	32,088,742
		277,434,832
Lodging Resorts–7.66%
Apple Hospitality REIT, Inc.	2,006,453	31,842,409
DiamondRock Hospitality Co.(f)	1,546,409	14,969,239
Host Hotels & Resorts, Inc.(f)	2,377,092	40,814,670
RLJ Lodging Trust	1,704,419	26,196,920
Sunstone Hotel Investors, Inc.(f)	2,369,088	29,755,745
Xenia Hotels & Resorts, Inc.	591,052	11,472,319
		155,051,302
Shares		Value
Office–5.07%
Alexandria Real Estate Equities, Inc.	105,985	$18,892,886
Boston Properties, Inc.	125,156	14,713,339
Brandywine Realty Trust(b)	1,523,937	21,426,554
Columbia Property Trust, Inc.	599,336	10,482,387
Highwoods Properties, Inc.	453,315	20,707,429
Kilroy Realty Corp.	231,495	16,253,264
		102,475,859
Regional Malls–4.00%
Simon Property Group, Inc.	629,531	80,888,438
Self Storage–3.99%
CubeSmart	460,704	20,174,228
Extra Space Storage, Inc.	188,266	28,204,129
Life Storage, Inc.	325,474	32,365,135
		80,743,492
Shopping Centers–5.96%
Brixmor Property Group, Inc.	1,387,608	31,512,578
Regency Centers Corp.	504,021	32,559,756
Retail Opportunity Investments Corp.	504,901	9,017,532
SITE Centers Corp.	1,564,308	23,417,691
Urban Edge Properties	1,238,658	23,968,032
		120,475,589
Single Family Homes–4.23%
American Homes 4 Rent, Class A	119,354	4,543,807
Invitation Homes, Inc.	2,234,474	81,044,372
		85,588,179
Timber REITs–2.85%
Weyerhaeuser Co.	1,517,912	57,619,940
Total Common Stocks & Other Equity Interests (Cost $1,422,064,202)		2,011,748,664
Money Market Funds–0.67%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(g)(h)	4,072,430	4,072,430
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(g)(h)	4,948,515	4,950,494
Invesco Treasury Portfolio, Institutional Class, 0.01%(g)(h)	4,654,205	4,654,205
Total Money Market Funds (Cost $13,675,126)		13,677,129
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $1,435,739,328)		2,025,425,793
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.07%
Invesco Private Government Fund, 0.01%(g)(h)(i)	24,843,874	24,843,874

See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.09%(g)(h)(i)	37,250,911	$37,265,811
TOTAL INVESTMENTS IN SECURITIES–103.18% (Cost $1,497,849,013)		2,087,535,478
OTHER ASSETS LESS LIABILITIES–(3.18)%		(64,401,094)
NET ASSETS–100.00%		$2,023,134,384
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs Index, which is exclusively owned by NAREIT.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $280,274, which represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exeter Industrial Value Fund L.P.	$315,000	1.26%

(f)	Non-income producing security.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,107,238	$29,427,058	$(29,461,866)	$-	$-	$4,072,430	$298
Invesco Liquid Assets Portfolio, Institutional Class	5,655,340	21,019,327	(21,724,173)	(136)	136	4,950,494	168
Invesco Treasury Portfolio, Institutional Class	4,693,987	33,630,923	(33,670,705)	-	-	4,654,205	123
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	26,687,170	(1,843,296)	-	-	24,843,874	18*
Invesco Private Prime Fund	-	40,030,755	(2,764,944)	-	-	37,265,811	415*
Total	$14,456,565	$150,795,233	$(89,464,984)	$(136)	$136	$75,786,814	$1,022

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,011,468,390	$—	$280,274	$2,011,748,664
Money Market Funds	13,677,129	62,109,685	—	75,786,814
Total Investments	$2,025,145,519	$62,109,685	$280,274	$2,087,535,478
Invesco Real Estate Fund